Received SEC

JUN 20 2017

Washington, DC 20549

Nasdaq Stock Market

17010376

William Slattery, CFA
Vice President
Listing Qualifications

CERTNAS
001-38116

By Electronic Mail

June 20, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on June 15, 2017 The Nasdaq Stock Market (the "Exchange") received from Youngevity International, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, par value $0.001 per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery